Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables
11. Accrued Liabilities and Other Payables
The following is a summary of accrued liabilities and other payables as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
Accrued marketing expenses	43,765	257,216
Accrued liabilities for learning services and online marketing services	85,598	136,605
Accrued outside labor service fee	10,488	64,799
Operating lease liabilities-current portion	4,166	29,982
Accrued technical expenses	8,960	24,000
Accrued administrative expenses	7,846	23,777
Deferred government grant	—	21,376
Accrued professional fee	18,334	11,811
Warehousing and logistics fee	3,469	8,034
Payables for property and equipment	—	7,068
Deposits payable to service providers	2,542	1,823
Others	7,475	15,553

Total	192,643	602,044